COLT 2022-4 ABS-15G

Exhibit 99.22

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Wipro Opus Risk Solutions, LLC

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Executive Narrative

April 4, 2022

Performed by

Opus Capital Markets Consultants, LLC

For

LSRMF Acquisitions II, LLC

This report summarizes the results of a due diligence review performed on a pool of 2 loans provided by LSRMF Acquisitions II, LLC (Client) who provided Wipro Opus Risk Solutions, LLC (Consultant) with a data tape, which represented a 100% sample, and loaded into the Paragon® underwriting software. Consultant performed a detailed compliance and credit review on all loans.

As detailed herein, the 2 loans were DSCR loans and are re-underwritten in accordance with the lender guidelines for DSCR loans in terms of Exhibit B. For valuation, the conforming loan waterfall, as detailed in “Notes on Independent Third-Party Values”, starts with an AVM.

Opus was established in 2005. Opus was acquired in January 2014 by Wipro Ltd, a global information technology, consulting, and outsourcing company.

EXHIBIT A

Flood Insurance Testing

i)	National Flood Insurance Program (NFIP)

Each mortgage loan will be reviewed to ensure adherence to flood insurance coverage requirements as outlined under the NFIP, including identification of flood zones and subsequent policy documentation for evidence of adequate coverage amounts.

ii)	Homeowner’s Flood Affordability Act (HFIAA)

Each mortgage loan made by an FDIC-supervised institution or servicer acting on its behalf shall require the escrow of all premiums and fess for flood insurance for any designated loan secured by residential improved real estate or a mobile home, made, increased, extended or renewed on or after January 1, 2016

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1.	Frequency – Payable with same frequency as payments designated for the loans
2.	Exceptions
a.	Loan is an extension of credit primarily for business, commercial or agricultural purposes
b.	Loan is in a subordinate position to a senior lien secured by the same residential improved real estate or mobile for which the borrower has obtained flood insurance
c.	Flood Insurance coverage for the residential real estate is provided by a policy that
a.	Meets requirements
b.	Provided by a condominium association, cooperative or other applicable group and
c.	The premium for which is paid by the condominium associate, cooperative, homeowners association, or other group as a common expense.

Misrepresentation and Third Party Review

Validate that fraud reports and independent third party property valuations reports are in the file. The review will consist of the following:

1) Misrepresentation Review and Valuation Review

Review on each loan to identify potential misrepresentations of income, employment, identity, occupancy, transaction and appraisal misrepresentation or other areas of potential misrepresentation. The Misrepresentation may include the following:

i) Signatures

Validate signature consistency across documents. To the extent imaged or hard copy files are provided, Consultant will utilize reasonable efforts to validate the consistency of signatures across documents.

ii) Alerts

Assess credit report alerts for accuracy and potential issues.

iii) Social Security Numbers

Compare SSN(s) across all file documents.

iv) Document Integrity

Review for apparent alterations to loan documents. To the extent imaged or hard copy files are provided, Consultant will utilize reasonable review of alterations to the loan documents.

v) Data Consistency

Review the documents contained in the loan file for consistency of data.

vi) Third Party Fraud Tools

To the extent a third party fraud tool is contained in the loan file, the Consultant will ensure high level or critical warnings are reviewed and addressed.

b) Independent Third Party Values

Review each loan to determine whether a third party valuation product was required and if required, that the third party product value was compared to the original appraised value to identify a value variance and apply the appropriate rating agency grade after reviewing the required valuation products. i) Consultant will perform the following steps.

1. Property is complete

2. Value is based on as-is condition or provides satisfactory completion of all material conditions including inspections, licenses, and certifications (including certificates of occupancy) to be made or issued with respect to all occupied portions of the mortgaged property and with respect to the use and occupancy of the same, have been made or obtained from the appropriate authorities.

3. Property is described in average or better condition

4. No apparent appraiser independence violation statements

5. Appraisal addresses any adverse comments

6. Appraisal is completed on appropriate GSE Forms

7. Appraisal contains required attachments.

8. Appraiser was appropriately licensed at the time the appraisal was signed

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i) If the valuation vendor des not supply the updated valuation product directly to the Consultant, the Client will authorize the valuation vendor to issue an attestation with sufficient information for the Consultant to determine the correct valuation product was utilized to verify the accuracy of the origination appraisal.

iii)	Value Review Disclaimer

1)) The individuals performing the above procedures are not person providing valuations for the purpose of the Uniform Standards of Professional Appraisal Practice (“USPAP”) or necessarily licensed as appraiser under Federal or State law, and the services being performed do not constitute appraisal reviews for the purposes of USPAP or Federal or State law.

2)) Opus makes no representation or warranty as to the value of the mortgaged property, notwithstanding that Opus may have reviewed the valuation information for reasonableness.

3)) Opus is not an Appraisal Management Company (“AMC”) and therefore does not opine on the actual value of the underlying property.

4)) Opus is not a creditor within the meaning of the Equal Credit Opportunity Act (“ECOA”) or other lending laws and regulations, and therefore opus will not have and communications with or responsibility to any individual concerning property valuations.

viii.

e) Properties in FEMA declared disaster zones.

If a FEMA declared disaster occurs after the inspection date on the appraisal, Consultant will review the file to determine if an exterior inspection to ensure

i) No apparent damage to the property

ii) Property appears to be occupied

Data Compare

Client will provide a data tape with the following data fields and Consultant will compare the field to the applicable source document and report any variance

a) Appraised Value

b) CLTV

c) DTI

d) FICO

e) Interest Only

f) Interest Rate

g) Loan Term

h) Loan Purpose

i) LTV

j) Occupancy

k) Original Balance

l) Property Address

m) Property City

n) Property State

o) Property Type

p) Sales Price

q) Second Mortgage Lien Amount

r) Self Employed

s) Units

t) Zip Code

u) Loan Type

v) QM Status

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Rating Agency Grading Criteria

1) Fitch Ratings Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Fitch in their current industry publications as updated from time to time.

2) Moody’s Investor Services Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Moody’s in their current industry publications as updated from time to time.

3) Kroll Bond Rating Agency LLC Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Kroll in their current industry publications as updated from time to time.

4) S&P Global Ratings Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Standard & Poor’s in their current industry publications and updated from time to time.

5) DBRS Morningstar Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by DBRS in their current industry publications and updated from time to time.

Opus Grading Criteria

1) Opus Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The following grading is not intended for securitization reviews and Opus will not issue a Rating Agency Narrative, Reliance or Form ABS Due Diligence 15E if Client elects to utilize the following grading criteria. The methodology for the application of grading is defined by Opus and updated from time to time shall be determined as follows:

a) Opus Credit Grades

i) Opus Level 1 Credit Grade Definition

Loan was originated in accordance with the mortgage loan originator underwriting guidelines without exception.

ii) Opus Level 2 Credit Grade Definition

Loan was originated in substantial compliance with the originator's underwriting guidelines and there are sufficient compensating factors for any exceptions.

iii) Opus Level 3 Credit Grade Definition

Loan was not originated in substantial compliance with the originator's underwriting guidelines and there are insufficient compensating factors for the exceptions or is missing material documentation.

b) Opus Property Grades

i) Opus Level 1 Property Grade Definition

Property value appears to be within 10% of original appraised amount and there are no material deficiencies in the appraisal process.

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ii) Opus Level 2 Property Grade Definition

Property value appears to be within 10% of original appraised amount, but minor issues in the appraisal process were identified.

iii) Opus Level 3 Property Grade Definition

Property value does not appear to fall within 10% of the original appraised value and/or material deficiencies exist with respect to the appraisal process or the file is missing material documentation.

c) Opus Compliance Grades

i) Opus Level 1 Compliance Grade Definition

Loan complies with all applicable laws and regulations reviewed under the applicable scope of work.

ii) Opus Level 2 Compliance Grade Definition

There are minor issues regarding legal and/or regulatory compliance but such issues do not represent risks to the enforceability of the borrower's obligation under the loan documents and will not result in assignee liability to the investor.

iii) Opus Level 3 Compliance Grade Definition

Loan is not in compliance with laws and regulations reviewed under the applicable scope of work or the loan is missing material documentation.

REDACTED INFORMATION

- Borrower Name

- Co-Borrower Name

- SSNs

- Property Address, City, County, MSA, Zip

- Mailing Address

- Account Number, including Originator and Servicer Loan Number

- Origination Date

- Names of Borrowers or any other Individuals

- Company and Entity Names

- Financial Institution Names

- Job Position Titles

- Any Address

- Any Location Information (other than state), including City, County, MSA and Zip

- Account Numbers of any type

- Insurance Claim Numbers

- Insurance Policy Numbers

- Foreclosure Action dates and Case Numbers

- Bankruptcy Action dates and Case Numbers

- Any reference that would allow the identification of the location of a property (e.g. neighborhood, body of water, schools, major highways)

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SAMPLE FORM 15-E

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM ABS DUE DILIGENCE 15-E

CERTIFICATION OF PROVIDER OF THIRD-PARTY DUE DILIGENCE SERVICES FOR ASSET-BACKED SECURITIES

Pursuant 17 CFR 240.17g-10, this Form must be used by a person providing third-party due diligence services in connection with an asset-back security to comply with Section 15E(s)(4)(B) of the Securities Exchange Act of 1934 (15 U.S.C. 78o7(s)(4)(B)). Section 15E(s)(4)(B) of the Securities Exchange Act of 1934 requires a person providing the due diligence services to provide a written certification to any nationally recognized statistical rating organization that produces a credit rating to which such due diligence services relate.

Item 1 – Identity of the person providing third-party due diligence services

Opus Capital Markets Consultants LLC

300 Tri-State International

Suite 320

Lincolnshire, IL 60069

Item 2 – Identity of the person who paid the person to provide due diligence services

Issuer Name	Issuer Address
Name of Issuer	Address of Issuer

Underwriter Name	Underwriter Address
Name of UW	Address of UW

NRSRO Name	NRSRO Address
Name of NRSRO	Address of NRSRO

Item 3 – The manner and scope of the due diligence provided by the third party is intended to satisfy the published criteria for due diligence for each NRSRO listed in following table.

NRSRO	Date of published criteria

The scope of the review was limited to compliance, data integrity, servicing comments, and the payment string. The servicing comments and payment string review was from the period starting on DD/MM/YYYY and ending DD/MM/YYY.

Item 4 - Description of the due diligence services

Provide a description of the scope and manner of the due diligence services performed in connection with the review of assets that is sufficiently detailed to provide an understanding of the steps taken in performing the review. Include in the description: (1) the type of assets that were reviewed; (2) the sample size of the assets reviewed; (3) how the sample size was determined and, if applicable computed; (4) whether the accuracy of information or data about the assets provided, directly or indirectly, by the securitizer or originator of the assets was reviewed and, if so, how the review was conducted; (5) whether the organization of the assets conformity to stated underwriting or credit extension guidelines, standards, criteria or other requirements was reviewed and, if so, how the review as conducted; (6) whether the value of collateral securing such assets was reviewed and, if so, how the review was conducted; (7) whether the compliance of the originator of the assets with federal, state and local laws and regulations was reviewed and, if so, how the review was conducted; and (8) any other type of review that was part of the due diligence services conducted by the person executing this Form. This description should be attached to the Form and contain the heading “Item 4.” Provide this description regardless of whether the due diligence performed is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization.

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Item 5 – Summary of findings and conclusions of review

Provide a summary of the findings and conclusion that resulted from the due diligence services that is sufficiently detailed to provide an understanding of the findings and conclusions that were conveyed to the person identified in item 2. This should be attached to the Form and contain the heading “Item 5”.

Certification

The undersigned has executed this Form ABS Due Diligence 15E on behalf of, and on the authority of, the person identified in item 1 of the Form. The undersigned, on behalf of the person, represents that the person identified in item 1 of the Form conducted a thorough review in performing the due diligence described in item 4 attached to this form and that the information and statements contained in this Form, including items 4 and 5, which are part of this Form are accurate in all significant respects.

Opus Capital Market Consultants LLC:

By:

Title:

Date:

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EXHIBIT B

DSCR Loan Review

A re-underwriting review will be conducted in order to verify that the requisite underwriting guidelines as specified by Client (the “Underwriting Guidelines”) are met. Confirmation of the loan terms will be performed through recalculation and review of documentation contained in the loan file provided to the Consultant. The Credit Qualification review guidelines will consist of the following:

1.Borrower Underwriting:

a. Borrower Liquidity

Review and confirm borrower’s liquidity position adheres to Underwriting Guidelines.

b. Credit / Background Check

Review and confirm each guarantor and/or owner of the borrowing entity requirements meet Underwriting Guidelines, including OFAC.

c. Property management questionnaire

Review the questionnaire to confirm management experience meets Underwriting Guidelines.

d. Borrowing Entity

Confirm the entity is in good standing and duly formed (if applicable documents are in the file). Verify the individual signing on behalf of the organization has the authority to bind the entity (if applicable documents are in the file).

2.       Loan-to-Value (LTV)/Loan-to-Cost (LTC) Limits

Confirm the LTV/LTC meets Underwriting Guidelines per Underwriting Guidelines.

3. Permitted Loan Terms

Confirm the loan terms are eligible per the Underwriting Guidelines.

4. Property Requirements and Market Requirements

Confirm the loan Property and Market Requirements are eligible per the Underwriting Guidelines.

5. DSCR—ensure components of Debt Service Coverage Ratio are identified correctly

a.	Recalculation of DSCR

6.Title Insurance Requirements are met per Guidelines only as follows

Confirm Loss payee language must be present and required insurance policies and coverage amounts meet the Underwriting Guidelines.

b.	Condominium Eligibility

Confirm Condo Master Policy is present and meets the Underwriting Guidelines

c.	Property Insurance

Confirm each mortgaged property has a policy in place and proper coverage amount in adherence to the Underwriting Guidelines.

d.	Preliminary/Commitment Title:

Review and confirm first lien holder position, validate no loan file discrepancies, delinquent taxes, and/or additional liens at time of consummation.

e.	Credit Document Check

i.	Loan Application: Verify the presence and completeness of both the initial and final loan applications.
ii.	Credit Report: Verify the presence of a credit report for each borrower. Confirm that the credit report was pulled within the timing requirements allowable per the Client provided underwriting guidelines.
iii.	Housing Payment History: In the absence of housing payment histories on the borrower(s) credit report(s), verify that that the file contains a verification of rent or a verification of mortgage form.
iv.	Letters of Explanation: When Letters of Explanation are required by the Client provided underwriting guidelines, verify the presence of any such letters exist in the loan file.

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v.	Gift Letters: When Gift Letters are required by the Client provided underwriting guidelines, verify the presence of any such letters exist in the loan file.
vi.	Income Documentation: Verify the presence of income and employment related documentation required by the Client provided underwriting guidelines for all borrowing parties contributing income to the debt ratio calculation.
vii.	Asset Documentation: Verify the presence of asset documentation required by the Client provided underwriting guidelines in the loan file.
viii.	Property Valuation Tools: Verify that each loan file contains adequate appraisal and other third party valuation tools to satisfy the minimum required documentation under the relative Client provided underwriting guidelines.
ix.	Proof of Insurance: Verify the presence of insurance certificates for mortgage, hazard and flood insurance on an as needed basis depending upon the specifics of the loan. Confirm that adequate coverage is present to meet the requirements of the Client provided underwriting guidelines.

Multiple Loans to One Borrower: TPR firm reviewed common identifiers for all loans in the population and confirmed there were no obligors with multiple loans in the pool.

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Pool Details

Loan Type		
Type	Count	% of Pool
Non-Conforming	2	100.00%
Conforming-GSE Eligible	0	0.00%
Total	2	100.00%

Product Type		
Type	Count	% of Pool
Fixed	1	50.00%
ARM	1	50.00%
Total	2	100.00%

Interest Rate		
Type	Count	% of Pool
2.250 - 2.499	0	0.00%
2.500 - 2.999	0	0.00%
3.000 - 3.499	0	0.00%
3.500 - 3.999	1	50.00%
4.000 - 4.499	0	0.00%
4.500 - 4.999	0	0.00%
5.000 - 5.499	0	0.00%
5.500 - 5.999	0	0.00%
6.000 - 6.499+	1	50.00%
Total	2	100.00%

Occupancy		
Type	Count	% of Pool
Primary Residence	0	0.00%
Second Home	0	0.00%
Investment Property	2	100.00%
Total	2	100.00%

Purpose		
Type	Count	% of Pool
Cash out Refi	2	100.00%
Purchase	0	0.00%
Rate / Term Refi	0	0.00%
Total	2	100.00%

Property Type		
Type	Count	% of Pool
Single Family Detached	1	50.00%
Co-op	0	0.00%
Condo, Low Rise	0	0.00%
Condo, High Rise	0	0.00%
PUD	1	50.00%
1 Family Attached	0	0.00%
2 Family	0	0.00%
3 Family	0	0.00%
4 Family	0	0.00%
Total	2	100.00%

DTI		
Type	Count	% of Pool
0.00-20.00	2	100.00%
20.01-30.00	0	0.00%
30.01-40.00	0	0.00%
40.01-43.00	0	0.00%
43.01-50.00	0	0.00%
Total	2	100.00%

LTV		
Type	Count	% of Pool
0.00-30.00	0	0.00%
30.01-40.00	0	0.00%
40.01-50.00	0	0.00%
50.01-60.00	1	50.00%
60.01-70.00	1	50.00%
70.01-80.00	0	0.00%
80.01-90.00	0	0.00%
Total	2	100.00%

QM Type		
Type	Count	% of Pool
QM/Non-HPML	0	0.00%
QM/Agency Safe Harbor	0	0.00%
QM/HPML	0	0.00%
Not Covered/Exempt	2	100.00%
Total	2	100.00%

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Tape Discrepancies

Data Element	Count	Accuracy
Application Date	0	100.00%
Appraised Value	0	100.00%
Borrower First Name	0	100.00%
Borrower Last Name	0	100.00%
CLTV	0	100.00%
DTI	0	100.00%
FICO	0	100.00%
First Payment Date	0	100.00%
Interest Rate	0	100.00%
Junior Lien Balance	0	100.00%
Loan Purpose	0	100.00%
Loan Term	0	100.00%
Loan Type	0	100.00%
LTV	0	100.00%
Maturity Date	0	100.00%
Note Date	0	100.00%
Number of Borrowers	0	100.00%
Occupancy	0	100.00%
Original Loan Amount	0	100.00%
Original P&I	0	100.00%
Original Payment	0	100.00%
Property Address	0	100.00%
Property City	0	100.00%
Property County	0	100.00%
Property State	0	100.00%
Property Type	2	0.00%
Qualifying FICO	0	100.00%
Sales Price	0	100.00%
Second Mortgage Lien Amount	0	100.00%
Self Employed	0	100.00%
Units	0	100.00%
Zip Code	0	100.00%
Total Loans	2

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Loan Grading Definitions

Credit

S&P	Moodys	Fitch	Kroll	DBRS	Definition
A	A	A	A	A	Loan conforms to all applicable guidelines, no conditions noted
B	B	B	B	B	Loan does not meet every applicable credit guideline. However, most of the loan characteristics are within the guidelines and there are documented and significant compensating factors
C	C	C	C	C	The loan does not meet every applicable credit guideline, and most of the loan characteristics are outside of guidelines; or there are weak or no compensating factors
D	D	D	D	D	The loan file is missing critical documentation required to perform the review

Compliance

S&P	Moodys	Kroll	DBRS	Definition
A	A	A	A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	B	B	B	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations; however, minor evidentiary issue(s) exist
C	C	C	C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	D	D	D	The loan file is missing critical documentation required to perform the review

Fitch	Definition
A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	The loan is in compliance with all applicable laws and regulations and a benefit to the borrower is present and documented
C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	The loan file is missing critical documentation required to perform the review

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Property Valuation

Moodys	Fitch	Kroll	DBRS	Definition
A	A	A	A	Value is within a 10% variance of third party product. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.
B	B	B	B	Meets all terms for an A, but property requires cosmetic or minor repairs that do not effect value or habitability
C	C	C	C	Any of the following items: Origination value and third party valuation product value has a variance of 10% or greater, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines
D	D	D	D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

S&P	Definition
A	First Level Review Value is within a 10% variance to the original appraisal. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.
B	First Level Review Value is greater than a 10% variance to the original appraisal, but the second level review value is within 10% variance of the original appraised value. In addition, property requires cosmetic or minor repairs that do not effect value or habitability
C	Any of the following items: Second Level Review Value is greater than a 10% variance to the original appraisal, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines
D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

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Loan Review Findings

The following summarizes Consultant’s initial and final loan securitization and event grades assigned to the final reviewed loan pool and reported in the Agency Grading Report dated March 16, 2022.

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Moody's Overall Loan Grade

Final Grade (columns) / *Initial Grade* (rows)

Initial Grade	A	B	C	D
A	0	0	0	0
B	0	0	0	0
C	1	0	0	0
D	1	0	0	0

Moody's Credit Grading

Final Grade (columns) / *Initial Grade* (rows)

Initial Grade	A	B	C	D
A	0	0	0	0
B	0	0	0	0
C	1	0	0	0
D	1	0	0	0

Moody's Compliance Grading

Final Grade (columns) / *Initial Grade* (rows)

Initial Grade	A	B	C	D
A	2	0	0	0
B	0	0	0	0
C	0	0	0	0
D	0	0	0	0

Moody's Value Grading

Final Grade (columns) / *Initial Grade* (rows)

Initial Grade	A	B	C	D
A	2	0	0	0
B	0	0	0	0
C	0	0	0	0
D	0	0	0	0

Kroll Overall Loan Grade

Final Grade (columns) / *Initial Grade* (rows)

Initial Grade	A	B	C	D
A	0	0	0	0
B	0	0	0	0
C	1	0	0	0
D	1	0	0	0

Kroll Credit Grading

Final Grade (columns) / *Initial Grade* (rows)

Initial Grade	A	B	C	D
A	0	0	0	0
B	0	0	0	0
C	1	0	0	0
D	1	0	0	0

Kroll Compliance Grading

Final Grade (columns) / *Initial Grade* (rows)

Initial Grade	A	B	C	D
A	2	0	0	0
B	0	0	0	0
C	0	0	0	0
D	0	0	0	0

Kroll Value Grading

Final Grade (columns) / *Initial Grade* (rows)

Initial Grade	A	B	C	D
A	2	0	0	0
B	0	0	0	0
C	0	0	0	0
D	0	0	0	0

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S&P Overall Loan Grade

Final Grade

Initial Grade	A	B	C	D
A	0	0	0	0
B	0	0	0	0
C	1	0	0	0
D	1	0	0	0

S&P Credit Grading

Final Grade

Initial Grade	A	B	C	D
A	0	0	0	0
B	0	0	0	0
C	1	0	0	0
D	1	0	0	0

S&P Compliance Grading

Final Grade

Initial Grade	A	B	C	D
A	2	0	0	0
B	0	0	0	0
C	0	0	0	0
D	0	0	0	0

S&P Value Grading

Final Grade

Initial Grade	A	B	C	D
A	2	0	0	0
B	0	0	0	0
C	0	0	0	0
D	0	0	0	0

DBRS Overall Loan Grade

Final Grade

Initial Grade	A	B	C	D
A	0	0	0	0
B	0	0	0	0
C	1	0	0	0
D	1	0	0	0

DBRS Credit Grading

Final Grade

Initial Grade	A	B	C	D
A	0	0	0	0
B	0	0	0	0
C	1	0	0	0
D	1	0	0	0

DBRS Compliance Grading

Final Grade

Initial Grade	A	B	C	D
A	2	0	0	0
B	0	0	0	0
C	0	0	0	0
D	0	0	0	0

DBRS Value Grading

Final Grade

Initial Grade	A	B	C	D
A	2	0	0	0
B	0	0	0	0
C	0	0	0	0
D	0	0	0	0

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Loans Reviewed (2 Loans)

9015015365
9015016485

If you have any questions, please contact Peter Butler at Peter.Butler1@wipro.com

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